U.S. Bancorp Fund Services, LLC
615 East Michigan Street,
Milwaukee, Wisconsin  53202

February 27, 2009

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Greenspring Fund, Inc. (the “Company”)
File Nos.: 002-81956 and 811-03627

Dear Sir or Madam:

We are attaching for filing, on behalf of the Company, Post-Effective Amendment No. 34 to the Company’s Registration Statement on Form N-1A (“the Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 34 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 to add the audited financial statements and certain related financial information for the fiscal year ended December 31, 2008, and for the purpose of conforming the Company’s Prospectus last filed in Post-Effective Amendment No. 33 to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.

Pursuant to Rule 485(a)(1), the Company anticipates that this filing shall become effective May 1, 2009.  At or before the effective date, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.  Subsequently, it is anticipated that the Company will file a Summary Prospectus under Rule 497(k).

Please direct any inquiries regarding this filing to me at (414) 765-5598.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Daphne C. Roy

Daphne C. Roy, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures